ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 153,970	$ 233,721
Allowance for doubtful accounts	(87,751)	(129,283)
Total	$ 66,219	$ 104,438